Cover Document	Mar. 25, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	SIRIUSPOINT LTD.
Entity Incorporation, State or Country Code	D0
Entity Tax Identification Number	98-1599372
Entity Address, Street Address	Point Building
Entity Address, Street Address 2	3 Waterloo Lane
Entity Address, City	Pembroke
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM
City Area Code	441
Local Phone Number	542-3300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001576018
Amendment Flag	false
Entity File Number	001-36052
Document Information [Line Items]
Document Period End Date	Nov. 03, 2026
City Area Code	441
Common Stock
Cover [Abstract]
Title of each class	Common Shares, $0.10 par value
Trading Symbol	SPNT
Name of each exchange on which registered	NYSE
Document Information [Line Items]
Title of each class	Common Shares, $0.10 par value
Trading Symbol	SPNT
Name of each exchange on which registered	NYSE